Other Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Other Commitments and Contingencies
T.	OTHER COMMITMENTS AND CONTINGENCIES

Litigation. We are subject to claims, charges, litigation and other proceedings in the ordinary course of our business, including those arising from or related to contractual matters, intellectual property, personal injury, environmental matters, product liability, construction defect, insurance coverage, personnel and employment disputes and other matters, including class actions. We believe we have adequate defenses in these matters and that the outcome of these matters is not likely to have a material adverse effect on us. However, there is no assurance that we will prevail in these matters, and we could in the future incur judgments, enter into settlements of claims or revise our expectations regarding the outcome of these matters, which could materially impact our results of operations.

In July 2012, the Company reached a settlement agreement related to the Columbus Drywall litigation. The Company and its insulation installation companies named in the suit agreed to pay $75 million in return for dismissal with prejudice and full release of all claims. The Company and its insulation installation companies continue to deny that the challenged conduct was unlawful and admit no wrongdoing as part of the settlement. A settlement was reached to eliminate the considerable expense and uncertainty of this lawsuit. The Company recorded the settlement expense in the second quarter of 2012 and the amount was paid in the fourth quarter of 2012.

Warranty. At the time of sale, the Company accrues a warranty liability for the estimated cost to provide products, parts or services to repair or replace products in satisfaction of warranty obligations. During the third quarter of 2012, a business in the Other Specialty Products segment recorded a $12 million increase in expected future warranty claims resulting from the completion of an analysis prepared by the Company based upon its periodic assessment of recent business unit specific operating trends including, among others, home ownership demographics, sales volumes, manufacturing quality, an analysis of recent warranty claim activity and an estimate of current costs to service anticipated claims.

Changes in the Company’s warranty liability were as follows, in millions:

	2012	2011
Balance at January 1	$102	$107
Accruals for warranties issued during the year	42	28
Accruals related to pre-existing warranties	16	8
Settlements made (in cash or kind) during the year	(38)	(38)
Other, net (including currency translation)	(4)	(3)

Balance at December 31	$118	$102

Investments. With respect to the Company’s investments in private equity funds, the Company had, at December 31, 2012, commitments to contribute up to $19 million of additional capital to such funds representing the Company’s aggregate capital commitment to such funds less capital contributions made to date. The Company is contractually obligated to make additional capital contributions to certain of its private equity funds upon receipt of a capital call from the private equity fund. The Company has no control over when or if the capital calls will occur. Capital calls are funded in cash and generally result in an increase in the carrying value of the Company’s investment in the private equity fund when paid.

Other Matters. The Company enters into contracts, which include reasonable and customary indemnifications that are standard for the industries in which it operates. Such indemnifications include customer claims against builders for issues relating to the Company’s products and workmanship. In conjunction with divestitures and other transactions, the Company occasionally provides reasonable and customary indemnifications relating to various items including: the enforceability of trademarks; legal and environmental issues; provisions for sales returns; and asset valuations. The Company has never had to pay a material amount related to these indemnifications and evaluates the probability that amounts may be incurred and appropriately records an estimated liability when probable.